Borrowings - Disclosure of Effective Interest Rates (Details) - Effective Interest Rate	Jun. 30, 2023	Jun. 30, 2022
R2 Billion Facility (Secured Loan) (matured)
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	6.70%
Westpac fleet loan
Disclosure of detailed information about borrowings [line items]
Interest rate	3.40%	3.40%
US$400 million facility secured loan (matured)
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	3.40%
R2.5 Billion Facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Interest rate	9.20%	0.00%
US$400 million facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Interest rate	6.80%	4.30%